LEASES - Amount Recognized in Profit or Loss (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES
Depreciation expense of right-of-use assets	Rp 5,066	Rp 5,226
Expense relating to short-term leases	3,743	3,821
Interest expense on lease liabilities	1,015	975
Expense relating to leases of low-value assets	Rp 27	Rp 52